First Eagle Senior Loan Fund

Schedule of Investments† (unaudited)	September 30, 2020

Investments	Principal	Value
SENIOR LOANS(a) – 133.9% (94.5% of Total Investments)

Aerospace & Defense – 2.7%
Advanced Integration Technology LP, Term B-1 Loan - First Lien, 5.750% (1-Month USD LIBOR + 4.750%, 1.000% Floor), 04/03/23(b)	$1,440,263	$1,217,022

New Constellis Borrower LLC, PIK - Second Lien, 12.000% (1-Month USD LIBOR + 11.000%, 1.000% Floor), 03/27/25	324,799	186,759
New Constellis Borrower LLC, Term B Loan - First Lien, 8.500% (1-Month USD LIBOR + 7.500%, 1.000% Floor), 03/27/24	381,664	353,039
Transdigm, Inc., Term Loan F - First Lien, 2.397% (1-Month USD LIBOR + 2.250%) , 12/31/25	1,312,720	1,243,435
Total Aerospace & Defense		3,000,255

Automotive – 4.6%
APC Aftermarket (AP Exhaust Acquisition / CWD, LLC), Exit Facility - First Lien, 11.000% (3-Month USD LIBOR + 10.000%, 1.000% Floor), 07/24/25(b)	133,722	153,780
Douglas Dynamics LLC, Term Loan B – First Lien, 4.750% (1-Month USD LIBOR + 3.750%, 1.000% Floor), 06/08/26(b)	450,450	448,198
Jason Incorporated, Term Loan – First Lien, 3.000% (1-Month USD LIBOR + 2.000%, 1.000% Floor), 08/28/25(b)	312,203	304,398
Jason Incorporated, Term Loan – Second Lien, 2.000% (1-Month USD LIBOR + 1.000%, 1.000% Floor), 02/28/26(b)	203,788	188,504
Mavis Tire Express Services (EOC Group, Inc.), Closing Date Term Loan - First Lien, 3.470% (3-Month USD LIBOR + 3.250%), 03/20/25	804,250	765,550
Navistar, Inc., Tranche B Term Loan - First Lien, 3.660% (1-Month USD LIBOR + 3.500%), 11/06/24	1,950,000	1,939,334
Panther BF Aggregator 2 LP (Power Solutions), Term Loan B - First Lien, 3.647% (1-Month USD LIBOR + 3.500%), 04/30/26	1,412,164	1,379,508
Total Automotive		5,179,272

Banking, Finance, Insurance & Real Estate – 6.3%
Aretec Group, Inc. (Cetera Financial Group), Term Loan - First Lien, 4.406% (1-Month USD LIBOR + 4.250%), 10/01/25	1,132,474	1,084,343
AssuredPartners, Inc., 2020 February Refinancing Term Loan - First Lien), 3.647% (1-Month USD LIBOR + 3.500%), 02/12/27	1,134,631	1,103,832
Avision Young Canada, Inc., Term Loan - First Lien, 5.261% (3-Month USD LIBOR + 5.000%), 02/01/26	1,645,143	1,560,830
Hub International Ltd., 2019 Term Loan B - First Lien, 5.000% (3-Month USD LIBOR + 4.000%, 1.000% Floor), 04/25/25	1,364,688	1,363,623
Kestra Advisor Services Holdings A, Inc. (Kestra Financial),Term Loan - First Lien, 4.400% (1-Month USD LIBOR + 4.250%), 06/03/26	816,750	800,415
Ryan Specialty Group, LLC, Initial Term Loan – First Lien, 4.000% (1-Month USD LIBOR + 3.250%, 0.750% Floor), 09/01/27	776,000	770,184
Sedgwick Claims Management Services, Inc., Term Loan B - First Lien, 3.397% (1-Month USD LIBOR + 3.250%), 12/31/25	454,406	439,356
Total Banking, Finance, Insurance & Real Estate		7,122,583

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (continued)	September 30, 2020

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Capital Equipment – 2.6%
NN, Inc., New 2017 Incremental Term Loan - First Lien, 5.897% (1-Month USD LIBOR + 5.750%), 10/19/22(c)	$2,305,651	$2,286,502
NN, Inc., Tranche B Term Loan - First Lien, 6.500% (1-Month USD LIBOR + 5.750%, 0.750% Floor), 10/19/22	596,558	591,603
Total Capital Equipment		2,878,105

Chemicals, Plastics & Rubber – 1.3%
Polar US Borrower (SI Group, Inc.), Term Loan - First Lien, 4.906% (1-Month USD LIBOR + 4.750%), 10/15/25(b)	1,468,788	1,417,380

Construction & Building – 2.8%
Brookfield WEC Holdings, Inc. (Westinghouse), Refinancing Term Loan - First Lien, 3.750% (1-Month USD LIBOR + 3.000%, 0.750% Floor), 08/01/25	2,592,427	2,533,164
Yak Access LLC (Yak Mat), Term Loan B - First Lien, 5.223% (3-Month USD LIBOR + 5.000%), 07/02/25(b)	702,051	603,764
Total Construction & Building		3,136,928

Consumer Goods: Durable – 0.1%
Serta Simmons Bedding, LLC, Second Out Priority Term Loan - First Lien, 8.500% (1-Month USD LIBOR + 7.500%, 1.000% Floor), 08/10/23	3,458	2,853
Serta Simmons Bedding, LLC, Super Priority Term Loan – First Lien, 8.500% (1-Month USD LIBOR + 7.500%, 1.000% Floor), 08/10/23	79,170	78,799
Total Consumer Goods: Durable		81,652

Consumer Goods: Non-Durable – 4.0%
ABG Intermediate Holdings 2 LLC, Term Loan 2017 - First Lien, 4.500% (3-Month USD LIBOR + 3.500%, 1.000% Floor), 09/27/24	1,965,738	1,929,401
Alphabet Holding Co., Inc. ((Nature's Bounty)(NBTY)), Initial Term Loan - First Lien, 3.647% (1-Month USD LIBOR + 3.500%), 09/26/24	1,221,912	1,191,584
International Textile Group, Inc., Term Loan - First Lien, 5.367% (3-Month USD LIBOR + 5.000%), 05/01/24	475,167	390,825
Pure Fishing, Inc. (SP PF Buyer), Term Loan - First Lien, 4.647% (1-Month USD LIBOR + 4.500%), 12/21/25	985,000	894,710
Renfro Corp., Term Loan - First Lien, 10.000% (1-Month USD LIBOR + 9.000%, 1.000% Floor), 02/12/21(b)	52,321	49,444
Total Consumer Goods: Non-Durable		4,455,964

Containers, Packaging & Glass – 2.0%
Fortress Merger Sub, Inc. (Fort Dearborn), Initial Term Loan - First Lien, 5.195% (3-Month USD LIBOR + 4.000%, 1.000% Floor), 10/19/23(c)	400,274	390,267
Fortress Merger Sub, Inc. (Fort Dearborn), Initial Term Loan - Second Lien, 9.516% (1-Year USD LIBOR + 8.500%, 1.000% Floor), 10/21/24	1,140,000	1,072,313
Reynolds Group Holdings, Inc., Term Loan - First Lien (LIBOR + 3.250%), 02/16/26(c)	765,000	753,525
Total Containers, Packaging & Glass		2,216,105

Energy: Oil & Gas – 2.1%
HGIM Corp. (Harvey Gulf), Term Loan (Exit) - First Lien, 7.000% (3-Month USD LIBOR + 6.000%, 1.000% Floor), 07/03/23	2,520,482	1,205,635

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (continued)	September 30, 2020

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Energy: Oil & Gas – 2.1% (continued)
PSS Industrial Group (Pipeline Supply & Service), Term Loan - First Lien, 7.500% (3-Month USD LIBOR + 6.000%, 1.500% Floor), 04/10/25	$418,469	$295,020
W3 Topco LLC (Total Safety), Term Loan B - First Lien, 7.000% (3-Month USD LIBOR + 6.000%, 1.000% Floor), 08/16/25	950,000	908,675
Total Energy: Oil & Gas		2,409,330

Environmental Industries – 1.4%
EnergySolutions (Energy Capital Partners), Term Loan B - First Lien, 4.750% (3-Month USD LIBOR + 3.750%, 1.000% Floor), 05/09/25	1,660,676	1,594,249

Healthcare & Pharmaceuticals – 8.3%
Alvogen Pharma US, Inc., January 2020 Loan - First Lien, 6.250% (LIBOR + 5.250%, 1.000% Floor), 12/31/23	2,672,379	2,587,758
Carestream Health, Inc. (aka Onex), 2023 Extended Term Loan – First Lien, 7.750% (3-Month USD LIBOR + 6.750%, 1.000% Floor), 05/08/23	1,518,833	1,483,398
Civitas Solutions, Inc. (National Mentor Holding), Term Loan - First Lien, 4.400% (1-Month USD LIBOR + 4.250%), 03/09/26	942,728	931,335
Civitas Solutions, Inc. (National Mentor Holding), Term Loan C - First Lien, 4.400% (1-Month USD LIBOR + 4.250%), 03/09/26	43,032	42,512
LifeScan Global Corp., Term Loan - First Lien, 7.175% (6-Month USD LIBOR + 6.000%), 10/01/24(c)	1,084,736	1,029,415
Midwest Physician Administrative Services LLC (ACOF V DP Acquiror LLC aka Dupage Medical Group), Initial Term Loan - Second Lien, 7.750% (1-Month USD LIBOR + 7.000%, 0.750% Floor), 08/15/25	734,282	663,303
National Seating & Mobility, Inc., Term Loan - First Lien, 5.470% (3-Month USD LIBOR + 5.250%), 11/07/26(b)	688,547	663,587
RegionalCare Hospital Partners Holdings, Inc. (Lifepoint Health), Term Loan B - First Lien, 3.897% (1-Month USD LIBOR + 3.750%), 11/16/25	1,940,000	1,888,668
Total Healthcare & Pharmaceuticals		9,289,976

High Tech Industries – 30.1%
Advanced Computer Software (Air Newco LLC / Aston FInCo S.a.r.l.), Term Loan B - First Lien, 4.401% (1-Month USD LIBOR + 4.250%), 09/20/26	995,000	980,075
Almonde, Inc. (Misys), Dollar Term Loan - First Lien, 4.500% (3-Month USD LIBOR + 3.500%, 1.000% Floor), 06/13/24	920,019	862,748
Ancestry.com Operations, Inc., Term Loan B - First Lien, 4.400% (1-Month USD LIBOR + 4.250%), 08/27/26	1,536,344	1,536,613
AP Gaming I LLC (American Gaming Systems), Term Loan - First Lien, 14.000% (3-Month USD LIBOR + 13.000%, 1.000% Floor), 02/15/24(b)	150,000	150,375
AppLovin Corp., Term Loan B - First Lien, 3.647% (1-Month USD LIBOR + 3.500%), 08/15/25	2,029,484	2,006,145
Aptean, Inc., Term Loan - First Lien, 4.397% (1-Month USD LIBOR + 4.250%), 03/27/26(b)	1,751,713	1,734,196
Banff Merger Sub, Inc. (BMC), Term Loan B - First Lien, 4.397% (1-Month USD LIBOR + 4.250%), 10/02/25	1,131,364	1,101,151
Cision (Castle US Holding Corp.), Term Loan B - First Lien, 3.970% (3-Month USD LIBOR + 3.750%), 01/23/27	1,493,750	1,440,139

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (continued)	September 30, 2020

Investments	Principal	Value
SENIOR LOANS(a) (continued)

High Tech Industries – 30.1% (continued)
Cornerstone OnDemand, Inc., Term Loan B – First Lien, 4.406% (1-Month USD LIBOR + 4.250%), 04/22/27	$835,556	$835,209
Datto, Inc., Term Loan - First Lien, 4.397% (1-Month USD LIBOR + 4.250%), 04/02/26	1,234,375	1,236,689
Drilling Info, Inc., Term Loan - First Lien, 4.397% (1-Month USD LIBOR + 4.250%), 07/30/25	489,934	448,289
Helios Software Holdings, Inc. (ION Corporates), Term Loan - First Lien, 4.519% (3-Month USD LIBOR + 4.250%), 10/01/25	1,860,792	1,838,704
MH Sub I LLC and Micro Holding Corp. (Internet Brands), Amendment No 2 Initial Term Loan – First Lien, 3.647% (3-Month USD LIBOR + 3.500%), 09/16/24	1,877,787	1,832,251
Milano Acquisition Corp., Term Loan – First Lien (LIBOR + 4.000%, 0.750% Floor), 08/13/27(c)	1,000,000	991,875
Perforce Software, Inc., Refinancing Term Loan B - First Lien, 3.897% (1-Month USD LIBOR + 3.750%), 07/08/26	990,019	974,396
Quest Software (Dell Software Group / Seahawk Holding Cayman Ltd.), Term Loan - First Lien, 4.511% (3-Month USD LIBOR + 4.250%), 05/16/25	1,910,417	1,876,192
QuickBase, Inc., Term Loan - First Lien, 4.147% (1-Month USD LIBOR + 4.000%), 04/03/26(b)	1,036,875	1,018,730
Rocket Software, Inc., Term Loan - First Lien, 4.397% (1-Month USD LIBOR + 4.250%), 11/28/25	1,949,479	1,917,079
RSA Security LLC (Redstone), Term Loan – First Lien, 6.000% (3-Month USD LIBOR + 5.000%, 1.000% Floor), 09/01/27(b)	336,000	335,160
S2P Acquisition Borrower, Inc. (Jaggaer), Term Loan - First Lien, 5.072% (3-Month USD LIBOR + 4.000%), 08/14/26	1,014,750	1,005,617
Silverback Merger Sub, Inc. (Sparta Systems), Term Loan B - First Lien, 4.500% (3-Month USD LIBOR + 3.500%, 1.000% Floor), 08/21/24	1,310,843	1,246,533
SonicWALL, Inc., Term Loan - First Lien, 3.753% (3-Month USD LIBOR + 3.500%), 05/16/25	522,295	506,626
Starfish - V Merger Sub, Inc. (Syncsort/Vero), Term Loan B - First Lien, 6.506% (3-Month USD LIBOR + 6.250%), 08/16/24	1,518,508	1,498,813
Starfish - V Merger Sub, Inc. (Syncsort/Vero), Term Loan B - First Lien, 7.000% (3-Month USD LIBOR + 6.000%, 1.000% Floor), 08/16/24	691,482	684,567
StubHub (Pug LLC), Term Loan B – First Lien, 3.647% (1-Month USD LIBOR + 3.500%), 02/13/27	561,671	498,483
TriTech Software Systems (Superion/SuperMoose), Term Loan - First Lien, 3.897% (3-Month USD LIBOR + 3.750%), 08/29/25	1,310,000	1,181,050
Uber Technologies, Inc., Term Loan - First Lien (1-Month USD LIBOR + 4.000%, 1.000% Floor), 04/04/25	1,397,701	1,389,713
VeriFone Systems, Inc., Term Loan - First Lien, 4.253% (3-Month USD LIBOR + 4.000%), 08/20/25	1,930,637	1,735,759
VS Buyer LLC (Veeam Softward), Term Loan B - First Lien, 3.397% (1-Month USD LIBOR + 3.250%), 02/28/27	995,000	982,562
Total High Tech Industries		33,845,739

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (continued)	September 30, 2020

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Hotel, Gaming & Leisure – 7.3%
Alterra Mountain Co. (f/k/a Intrawest Resorts Holdings, Inc.), Term B Loan – First Lien, 5.500% (1-Month USD LIBOR + 4.500%, 1.000% Floor), 05/13/26(b)	$532,325	$528,333
AP Gaming I LLC (American Gaming Systems), 2018 Term Loan B - First Lien, 4.500% (3-Month USD LIBOR + 3.500%, 1.000% Floor), 02/15/24	1,058,477	947,336
Caesars Resort Collection LLC, Term Loan B – First Lien, 4.772% (3-Month USD LIBOR + 4.500%), 07/21/25	370,000	359,157
Miller's Ale House, Inc., Term Loan - First Lien, 4.906% (3-Month USD LIBOR + 4.750%), 05/30/25	1,173,000	862,155
Portillo's Holdings LLC, Term Loan - First Lien, 6.500% (3-Month USD LIBOR + 5.500%, 1.000% Floor), 09/06/24	495,000	471,901
Scientific Games International, Inc. (aka SGMS), Initial Term Loan B-5 - First Lien, 3.612% (3-Month USD LIBOR + 2.750%), 08/14/24	1,982,214	1,870,159
Stats, LLC (Peak Jersey Holdco Ltd), Term Loan - First Lien, 5.401% (1-Month USD LIBOR + 5.250%), 07/10/26	1,568,507	1,548,901
Twin River Management Group, Inc., Term Loan B1 – First Lien (1-Month USD LIBOR + 8.000%, 1.000% Floor), 05/10/26	180,000	191,025
Whatabrands LLC, Term Loan B - First Lien, 2.906% (1-Month USD LIBOR + 2.750%), 07/31/26	1,492,481	1,464,497
Total Hotel, Gaming & Leisure		8,243,464

Media: Broadcasting & Subscription – 4.9%
Radiate Holdco LLC (RCN Grande), Term Loan B – First Lien (LIBOR + 3.500%, 0.750% Floor), 09/10/26(c)	380,000	374,169
Terrier Media Buyer, Inc. (Cox Media Group), Term Loan B – First Lien, 4.397% (1-Month USD LIBOR + 4.250%), 12/17/26	2,378,281	2,326,042
Univision Communications, Inc., 2020 Repalcement Term Loan - First Lien, 4.750% (1-Month USD LIBOR + 3.750%, 1.000% Floor), 03/15/26	781,954	763,316
UPC Financing Partnership, Term Loan B1 – First Lien (LIBOR + 3.500%), 01/31/29(c)	452,667	440,897
UPC Financing Partnership, Term Loan B2 – First Lien (LIBOR + 3.500%), 01/31/29(c)	452,667	440,897
Urban One (Radio One, Inc.), Initial Term Loan - First Lien, 5.000% (1-Month USD LIBOR + 4.000%, 1.000% Floor), 04/18/23	1,366,943	1,155,751
Total Media: Broadcasting & Subscription		5,501,072

Media: Diversified & Production – 3.1%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Term Loan B - First Lien, 4.688% (1-Month USD LIBOR + 4.500%), 02/12/26	2,343,822	2,198,505
IMG LLC/William Morris Endeavor Entertainment, LLC (AKA: WME Entertainment / IRIS Merger Sub), New Term Loan B-1 – First Lien, 2.900% (1-Month USD LIBOR + 2.750%), 05/16/25	1,343,636	1,156,649
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-2 Loan - First Lien, 9.500% (1-Month USD LIBOR + 8.500%, 1.000% Floor), 05/16/25(b)	179,100	179,100
Total Media: Diversified & Production		3,534,254

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (continued)	September 30, 2020

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Metals & Mining – 0.6%
ASP Prince Merger Sub, Inc.(aka PMHC II), Term Loan - First Lien, 4.500% (3-Month USD LIBOR + 3.500%, 1.000% Floor), 03/31/25	$733,125	$668,518

Retail – 4.0%
Apro LLC (United Pacific), Term Loan B - First Lien, 5.000% (1-Month USD LIBOR + 4.000%, 1.000% Floor), 10/28/26(b)	1,273,590	1,260,854
BI-LO LLC (Southeastern Grocers), Initial Term Loan - First Lien, 9.000% (1-Month USD LIBOR + 8.000%, 1.000% Floor), 05/31/24	882,000	883,526
Men's Wearhouse, Inc., Tranche B-2 Term Loan, 4.250% (1-Month USD LIBOR + 3.250%, 1.000% Floor), 04/09/25(d)	503,227	156,944
Midas Intermediate Holdco II LLC (Service King), 2017 Refinancing Term Loan – First Lien, 3.750% (3-Month USD LIBOR + 2.750%, 1.000% Floor), 08/18/21	1,212,404	1,143,782
Wand Newco 3, Inc. (Caliber Collision/ABRA Augo Body), Term Loan B - First Lien, 3.147% (3-Month USD LIBOR + 3.000%), 02/05/26	1,110,980	1,074,873
Total Retail		4,519,979

Services: Business – 24.2%
Air Methods Corp., Term Loan B - First Lien, 4.500% (3-Month USD LIBOR + 3.500%, 1.000% Floor), 04/21/24	989,770	871,616
Alchemy Copyrights LLC (Concord Music), 2020 Term Loan – First Lien, 4.000% (LIBOR + 3.250%, 0.750% Floor), 08/16/27(b)	558,750	558,750
Avis Budget Car Rental, LLC, New Tranche B Term Loan – First Lien, 2.400% (1-Month USD LIBOR + 2.250%), 08/06/27	886,878	787,326
Conservice, LLC, Term Loan B – First Lien, 4.470% (3-Month USD LIBOR + 4.250%), 05/13/27	575,714	570,677
CT Technologies Intermediate Holdings, Inc. (HealthPort), New Term Loan - First Lien, 5.250% (3-Month USD LIBOR + 4.250%, 1.000% Floor), 12/01/21	2,508,556	2,423,115
Deliver Buyer (Material Handling Systems, Inc./MHS), Term Loan B – First Lien, 7.250% (3-Month USD LIBOR + 6.250%, 1.000% Floor), 05/01/24(b)	330,000	330,000
Deluxe Entertainment Services Group, Inc., Term Loan - First Lien, 6.000% (3-Month USD LIBOR + 5.000%), 03/25/24(b)	994,266	894,840
Deluxe Entertainment Services Group, Inc., Term Loan - Second Lien, 7.000% (3-Month USD LIBOR + 6.000%), 09/25/24(b)	1,146,086	573,043
DiscoverOrg LLC, Term Loan - First Lien, 3.897% (1-Month USD LIBOR + 3.750%), 01/28/26	790,908	786,625
EagleView Technology Corp., Term Loan - First Lien, 3.756% (3-Month USD LIBOR + 3.500%), 08/14/25	982,500	952,902
Ensemble Health Partners, Term Loan - First Lien, 4.011% (3-Month USD LIBOR + 3.750%), 08/03/26	1,485,000	1,471,382
Enterprise Merger Sub, Inc. (Envision Healthcare), Term Loan - First Lien, 3.897% (1-Month USD LIBOR + 3.750%), 10/10/25	1,918,061	1,393,337
Guidehouse LLP, Term Loan - First Lien, 4.647% (1-Month USD LIBOR + 4.500%), 05/01/25	1,209,059	1,199,998
Hertz Corp.,Tranche B-1 Term Loan – First Lien, 3.500% (3-Month USD LIBOR + 2.750%, 0.750% Floor), 06/30/23(c)(d)	1,618,419	1,555,770
IRI Holdings, Inc. (Information Resources), Term Loan – First Lien, 4.397% (1-Month USD LIBOR + 4.250%), 12/01/25	61,522	61,003

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (continued)	September 30, 2020

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Business – 24.2% (continued)
IRI Holdings, Inc. (Information Resources), Term Loan (Add-On) – First Lien, 6.000% (1-Month USD LIBOR + 5.000%, 1.000% Floor), 06/11/25(b)	$1,500,000	$1,518,750
MH Sub I, LLC and Micro Holding Corp., (Internet Brands), Incremental Term Loan B – First Lien, 4.750% (1-Month USD LIBOR + 3.750%, 1.000% Floor), 09/15/24	359,100	355,845
Mitchell International, Inc., Term Loan - First Lien, 3.397% (1-Month USD LIBOR + 3.250%), 11/29/24	1,918,501	1,839,900
New Insight Holdings, Inc. (Research Now), Initial Term Loan - First Lien, 6.500% (LIBOR + 5.500%, 1.000% Floor), 12/20/24	1,991,403	1,895,815
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 10.000% (3-Month USD LIBOR + 9.000%, 1.000% Floor), 11/26/21(d)	1,018,631	71,304
Red Ventures LLC, Term Loan B-2 - First Lien, 2.647% (1-Month USD LIBOR + 2.500%), 11/08/24	2,978,024	2,867,837
SMG US Midco 2, Inc., 2020 Refinancing Term Loan – First Lien, 2.761% (3-Month USD LIBOR + 2.500%), 01/23/25	498,744	437,024
Teneo Holdings LLC,Term Loan B – First Lien, 6.250% (1-Month USD LIBOR + 5.250%, 1.000% Floor), 07/12/25	1,485,000	1,438,594
Travel Leaders Group LLC, New Term Loan B - First Lien, 4.147% (1-Month USD LIBOR + 4.000%), 01/25/24	977,500	728,951
Upstream Newco, Inc., Term Loan - First Lien, 4.647% (1-Month USD LIBOR + 4.500%), 10/22/26	1,094,500	1,032,934
Verra Mobility Corp. (VM Corp./ATS Consolidated), Term Loan B-1 - First Lien, 3.397% (3-Month USD LIBOR + 3.250%), 02/28/25(b)	595,867	584,695
Total Services: Business		27,202,033

Services: Consumer – 8.6%
Air Medical Group Holdings, Inc., 2018 Term Loan – First Lien , 4.250% (3-Month USD LIBOR + 3.250%, 1.000% Floor), 04/28/22	1,081,925	1,080,913
Air Medical Group Holdings, Inc., Term Loan B – First Lien (LIBOR + 4.500%, 1.000% Floor), 09/24/25(c)	790,000	773,706
Cambium Learning, Inc., Initial Term Loan - First Lien, 4.720% (3-Month USD LIBOR + 4.500%), 12/18/25	982,484	972,659
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - First Lien (LIBOR + 4.000%, 0.750% Floor), 05/01/25(b)(c)	656,366	651,443
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - First Lien, 3.397% (1-Month USD LIBOR + 3.250%), 05/01/25(c)	1,183,544	1,147,050
Prime Security Services Borrower LLC (Apollo Security Services Borrower LLC/ Protection One Alarm Monitoring, Inc.), Term Loan B - First Lien, 4.250% (3-Month USD LIBOR + 3.250%, 1.000% Floor), 09/23/26	1,407,835	1,397,276
UFC Holdings, LLC (fka VGD Merger Sub, LLC (Zuffa)), 2020 Term Loan – First Lien, 4.250% (3-Month USD LIBOR + 3.250%), 04/29/26(b)	628,425	625,283
United PF Holdings LLC , Term Loan – First Lien, 9.500% (3-Month USD LIBOR + 8.500%, 1.000% Floor), 12/30/26(b)	1,000,000	1,000,000
WP CityMD Bidco LLC (CityMD), Term Loan B – First Lien, 5.500% (3-Month USD LIBOR + 4.500%, 1.000% Floor), 08/13/26	1,987,048	1,980,531
Total Services: Consumer		9,628,861

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (continued)	September 30, 2020

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Telecommunications – 6.8%
CenturyLink, Inc., Term Loan B - First Lien, 2.397% (1-Month USD LIBOR + 2.250%), 03/15/27	$883,325	$850,598
GTT Communications, Inc. – First Lien, 2.970% (3-Month USD LIBOR + 2.750%), 05/31/25	873,299	756,932
Iridium Satellite, Term Loan B - First Lien, 4.750% (1-Month USD LIBOR + 3.750%, 1.000% Floor), 10/17/26	746,250	745,851
MTN Infrastructure TopCo, Inc. (Lumos), Term Loan B – First Lien, 5.000% (1-Month USD LIBOR + 4.000%, 1.000% Floor), 11/17/24	350,000	350,000
Rackspace Hosting (Inception Merger Sub, Inc.), 2017 Term Loan B - First Lien, 4.000% (3-Month USD LIBOR + 3.000%, 1.000% Floor), 11/03/23	1,788,011	1,758,965
Zayo Group Holdings, Inc., Initial Dollar Term Loan - First Lien, 3.147% (1-Month USD LIBOR + 3.000%), 02/18/27	3,332,255	3,241,218
Total Telecommunications		7,703,564

Transportation: Cargo – 4.5%
Genesee & Wyoming, Inc., Term Loan - First Lien, 2.220% (3-Month USD LIBOR + 2.000%), 12/30/26	1,990,000	1,962,638
Gruden Acquisition, Inc. (Quality Distribution LLC), Incremental Term Loan – First Lien, 6.500% (3-Month USD LIBOR + 5.500%, 1.000% Floor), 08/18/22	1,815,770	1,744,655
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 9.500% (LIBOR + 8.500%, 1.000% Floor), 08/18/23	500,000	457,500
Kenan Advantage Group, Inc., Initial Canadian Term Loan - First Lien, 4.000% (1-Month USD LIBOR + 3.000%, 1.000% Floor), 07/29/22	173,913	167,713
Kenan Advantage Group, Inc., Initial U.S. Term Loan - First Lien, 4.000% (1-Month USD LIBOR + 3.000%, 1.000% Floor), 07/29/22	731,335	705,267
Total Transportation: Cargo		5,037,773

Utilities: Electric – 0.6%
PG&E (Pacific Gas and Electric Co.), Term Loan - First Lien, 5.500% (3-Month USD LIBOR + 4.500%, 1.000% Floor), 06/18/25	748,125	734,408

Wholesale – 1.0%
United Natural Foods, Term Loan B - First Lien, 4.397% (1-Month USD LIBOR + 4.250%), 10/22/25(c)	1,140,664	1,115,627

Total Senior Loans (Cost $156,190,769)		150,517,091

CORPORATE BOND – 0.2% (0.2% of Total Investments)
Automotive – 0.2%
GC EOS Buyer, Inc., 9.250%, 08/01/25(e) (Cost $274,617)	288,000	279,075

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (continued)	September 30, 2020

Investments	Shares	Value
COMMON STOCKS – 0.4% (0.3% of Total Investments)
Aerospace & Defense – 0.0%(f)
New Constellis Borrower LLC*(b)	23,090	$46,180
Automotive – 0.3%
APC Aftermarket (AP Exhaust Acquisition / CWD, LLC)*(b)	20,220	256,996
Jason Incorporated*(b)	18,198	118,287
Total Automotive		375,283
Services: Business – 0.1%
DESG Holdings, Inc. (Deluxe Entertainment)*(b)	95,890	62,329
Total Common Stocks (Cost $580,117)		483,792

WARRANT – 0.0%(f) (0.0% of Total Investments)
Automotive – 0.0%(f)
APC Aftermarket (AP Exhaust Acquisition / CWD, LLC), Expiration date: 12/31/21*(b) (Cost $62,332)	1,657	17

MONEY MARKET FUND – 7.1% (5.0% of Total Investments)

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.01%(h)(g) (Cost $7,936,909)	7,936,909	7,936,909

Total Investments in Securities - 141.6% (Cost $165,044,744)		159,216,884
Borrowings (Cost $45,500,000) – (40.5)%		(45,500,000)
Liabilities in Excess of Other Assets – (1.1)%		(1,314,122)
Net Assets – 100.0%		$112,402,762

*	Non-income producing security.
†	Securities are US securities, unless otherwise noted.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, often subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are the London Interbank Offered Rate (“LIBOR”), the rate that contributor banks in London charge each other for interbank deposits, and the prime rate offered by one or more major U.S. banks (“Prime”). Both LIBOR and Prime were utilized as benchmark lending rates for the senior loans at September 30, 2020. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2 unless otherwise noted.
(c)	All or a portion of this position has not settled as of September 30, 2020. The Fund will not accrue interest on its senior loans until the settlement date at which point LIBOR will be established.
(d)	The Fund held defaulted securities for which the income has been deemed uncollectible. As of September 30, 2020, the aggregate value of those securities was $1,784,018, representing 1.6% of the Fund’s net assets. The Fund no longer accrues income on securities once the income has been deemed uncollectible.
(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $279,075 which represents approximately 0.2% of net assets as of September 30, 2020. Unless otherwise noted, 144A securities are deemed to be liquid.
(f)	Less than 0.05%.
(g)	Fair Value Level 1 security.
(h)	Rate shown reflects the 7-day yield as of September 30, 2020.

See Notes to Schedule of Investments

First Eagle Senior Loan Fund

Schedule of Investments† (unaudited) (concluded)	September 30, 2020

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	2.7%
Automotive	5.1
Banking, Finance, Insurance & Real Estate	6.3
Capital Equipment	2.6
Chemicals, Plastics & Rubber	1.3
Construction & Building	2.8
Consumer Goods: Durable	0.1
Consumer Goods: Non-Durable	4.0
Containers, Packaging & Glass	2.0
Energy: Oil & Gas	2.1
Environmental Industries	1.4
Healthcare & Pharmaceuticals	8.3
High Tech Industries	30.1
Hotel, Gaming & Leisure	7.3
Media: Broadcasting & Subscription	4.9
Media: Diversified & Production	3.1
Metals & Mining	0.6
Retail	4.0
Services: Business	24.3
Services: Consumer	8.6
Telecommunications	6.8
Transportation: Cargo	4.5
Utilities: Electric	0.6
Wholesale	1.0
Money Market Fund	7.1
Total Investments	141.6
Borrowings	(40.5)
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

See Notes to Schedule of Investments

First Eagle Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	September 30, 2020

1. ORGANIZATION

First Eagle Senior Loan Fund (formerly known as THL Credit Senior Loan Fund) (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a statutory trust established under the laws of Delaware by a Certificate of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013. The Fund was renamed First Eagle Senior Loan Fund on May 8, 2020. The Fund was renamed First Eagle Senior Loan Fund on May 8, 2020 and its ticker symbol with the New York Stock Exchange was updated from “TSLF” to “FSLF” on May 21, 2020.

The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”). Under normal circumstances, the Fund will invest at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in Senior Loans. The Senior Loans in which the Fund will invest are fully collateralized, first lien corporate loans and notes. The Fund may also invest up to 20% of its Managed Assets in other securities, including high yield securities, notes, bonds, convertible securities, second lien loans and other subordinated debt and collateralized loan obligations. The Fund’s investments in high yield bonds, not including Senior Loans, will be limited to 10% of the Fund’s Managed Assets.

Through January 30, 2020, THL Credit Advisors LLC (the “Adviser”) served as the Fund’s investment adviser. Effective January 31, 2020, the Adviser completed a change of control transaction (the “transaction”) which resulted in an “assignment” of the then-current investment advisory agreement between the Fund and the Adviser under 1940 Act, causing the investment advisory agreement to terminate automatically by its terms. Accordingly, the Adviser served as the Fund’s interim investment adviser from January 31 through May 7, 2020. On May 8, 2020, the Fund’s shareholders approved a new investment advisory agreement between the Fund and the Adviser. In accordance with the Transaction, the Adviser was renamed First Eagle Alternative Credit, LLC on January 31, 2020.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria if the Committee does not believe that the pricing agent price reflects the current market value, the Adviser will determine a recommended method of valuing the Senior Loan for consideration by the Committee.

Fixed income securities (including short-term obligations) are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

First Eagle Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Exchange traded equity securities and warrants are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System, those securities are valued at the official closing price.

Non-exchange traded equity securities are valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities.

Money market funds are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

First Eagle Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2020:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$–	$1,783,233	$1,217,022	$3,000,255
Automotive	–	4,084,392	1,094,880	5,179,272
Banking, Finance, Insurance & Real Estate	–	7,122,583	–	7,122,583
Capital Equipment	–	2,878,105	–	2,878,105
Chemicals, Plastics & Rubber	–	–	1,417,380	1,417,380
Construction & Building	–	2,533,164	603,764	3,136,928
Consumer Products: Durable	–	81,652	–	81,652
Consumer Products: Non Durable	–	4,406,520	49,444	4,455,964
Containers, Packaging & Glass	–	2,216,105	–	2,216,105
Energy: Oil & Gas	–	2,409,330	–	2,409,330
Environmental Industries	–	1,594,249	–	1,594,249
Healthcare & Pharmaceuticals	–	8,626,389	663,587	9,289,976
High Tech Industries	–	30,607,278	3,238,461	33,845,739
Hotel, Gaming & Leisure	–	7,715,131	528,333	8,243,464
Media: Broadcasting & Subscription	–	5,501,072	–	5,501,072
Media: Diversified & Production	–	3,355,154	179,100	3,534,254
Metals & Mining	–	668,518	–	668,518
Retail	–	3,259,125	1,260,854	4,519,979
Services: Business	–	22,741,955	4,460,078	27,202,033
Services: Consumer	–	7,352,135	2,276,726	9,628,861
Telecommunications	–	7,703,564	–	7,703,564
Transportation: Cargo	–	5,037,773	–	5,037,773
Utilities: Electric	–	734,408	–	734,408
Wholesale	–	1,115,627	–	1,115,627
Corporate Bonds*	–	279,075	–	279,075
Common Stocks*	–	–	483,792	483,792
Warrant*	–	–	17	17
Money Market Fund	7,936,909	–	–	7,936,909
Total Investments	$7,936,909	$133,806,537	$17,473,438	$159,216,884

* Please refer to Schedule of Investments for a breakdown of valuations by industry.

First Eagle Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (concluded)	September 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Fair Value Measurement (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Loans	Common Stocks	Warrants	Total
Balance as of December 31, 2019	$29,792,622	$–	$–	$29,792,622
Realized loss	(688,066)	–	–	(688,066)
Change in unrealized appreciation / (depreciation)	83,495	(440,907)	(62,315)	(419,727)
Amortization (accretion)	68,224	–	–	68,224
Purchases(1)	7,591,156	580,117	62,332	8,233,605
Sales and principal paydowns(1)	(8,696,845)	–	–	(8,696,845)
Transfers into Level 3	2,199,586	344,582	–	2,544,168
Transfers out of Level 3	(13,360,543)	–	–	(13,360,543)
Balance as of September 30, 2020	$16,989,629	$483,792	$17	$17,473,438
Net change in unrealized / (depreciation) attributable to level 3 investments held at September 30, 2020	$228,065	$(440,907)	$(62,315)	$(275,157)

(1)	Includes reorganizations and restructuring of investments.

Investments were transferred into Level 3 during the period ended September 30, 2020 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended September 30, 2020 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The valuation techniques and significant amounts of unobservable inputs used in Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Input	Range	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(1)
Senior Loans	$16,989,629	Third-party vendor pricing service	Broker quotes	N/A	Increase
Common Stocks	$226,796	Third-party vendor pricing service	Broker quotes	N/A	Increase
Common Stocks	$256,996	Market comparable companies(2)	EBITDA	$25.0m	Increase
			EV Multiple	10.0x	Increase
Warrants	$17	Third-party vendor pricing service	Broker quotes	N/A	Increase

(1)	This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

(2)	Earnings multiples are based on comparable companies and transactions of comparable companies.

3. DELAYED DRAW LOAN COMMITMENTS

As of September 30, 2020, the Fund had no unfunded loan commitments outstanding.